UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2011

Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2011

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O'Shaughnessy Mutual Funds

All Cap Core Fund

The O’Shaughnessy All Cap Core Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of 2010, equity markets posted strong returns.  The Class A shares of the All Cap Core Fund underperformed the benchmarks, returning 20.16% (without the effect of sales charges) while the Russell 3000® Index returned 21.66% and the S&P 500® Index returned 20.20% through the period ended January 31, 2011.

Since the inception of the Fund, and during the 4th quarter of 2010 in particular, growth stocks led value stocks and small cap stocks lead large cap stocks.  Because the All Cap Core Fund has a higher exposure to large cap value stocks relative to small cap growth stocks, the Fund underperformed slightly.  High dividend yielding stocks such as AstraZeneca PLC, Portugal Telecom and Deutsche Telecom AG, a key component of the strategy, struggled during the fourth quarter – dragging on performance.  The portfolio was balanced, however, by its exposure to high momentum stocks such as Silicon Image, Inc., National Oilwell Varco, Inc., and SanDisk Corp., which performed very well.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Energy, Industrials, and Consumer Staples sectors. The Fund was helped by stock selection in the Consumer Discretionary, Materials and Financials sectors.

Based on our historical research, the factors that we emphasize in the Fund outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Small/Mid Cap Growth Fund

The O’Shaughnessy Small/Mid Cap Growth Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of 2010, equity markets posted strong returns.  The Class A shares of the Small/Mid Cap Growth Fund underperformed the benchmark, returning 28.19% (without the effect of sales charges) while the Russell 2500™ Growth Index returned 30.20% through the period ended January 31, 2011.

Since the inception of the Fund, and during the 4th quarter of 2010 in particular, growth stocks led value stocks and small cap stocks lead large cap stocks.  Because the Small/Mid Cap Growth Fund has a high exposure to smaller cap stocks with high momentum, it did well relative to the broad market but lagged its benchmark.

Based on the our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund did well in most sectors, but was particularly hurt in the information technology sector, where stock selection was very weak and effectively caused all of the Fund’s underperformance relative to the Russell 2500 Growth Index for the period.  In particular, positions in Power-One Inc. and Cirrus Logic Inc., with average weights in the Fund of 2.18% and 1.28% respectively, dragged on performance.  Both stocks had negative returns during a period when the market was doing extremely well.

Based on our historical research, the factors that we emphasize in the Fund outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Enhanced Dividend Fund

The O’Shaughnessy Enhanced Dividend Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of 2010, equity markets posted strong returns.  The Class A shares of the Enhanced Dividend Fund underperformed the benchmarks, returning 13.95% (without the effect of sales charges) while the MSCI All Country World Index returned 18.43% and the Russell 1000 Value® Index returned 18.92% through the period ended January 31, 2011.

Since the inception of the Fund, and during the 4th quarter of 2010 in particular, growth stocks led value stocks and small cap stocks led large cap stocks.  Because the Enhanced Dividend Fund buys market leading large cap global securities with high dividend yields, the Fund underperformed.  High dividend yielding stocks in general, and those such as AstraZeneca PLC, Telecom Italia S.p.A., and Rogers Communications, Inc., struggled during

O'Shaughnessy Mutual Funds

the fourth quarter – dragging on performance.  The Fund’s emphasis on pure dividend yield and the fact that it has no meaningful exposure to small cap stocks or high momentum stocks hurt performance relative to the broad market.

Selecting based on high yield led to a very substantial overweight in the telecommunications sector, with an average weight of 43% versus an average benchmark weight of just 4.8%. The sector significantly lagged the market during the 4th quarter, which was lead instead by stocks in the financials, energy, and consumer discretionary sectors.  Still, we believe the telecommunications sector continues to offer extremely attractive yields relative to other economic sectors.

Based on our historical research back to 1926, large cap, market leading stocks with high dividend yields are very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Outlook

OSAM’s 2011 market outlook is informed by two pieces of quantitative research conducted by the firm within the past year.  The first was a post-bear market study of key factors for low valuation, strong yield and strong momentum, the combination of which form the basis of many of OSAM’s strategies.  The research indicates that while this combination has tended to underperform the market in Year One of bear market recoveries, the same combination tended to outperform the market in Year Two, with strengthening returns into Year Three.  The research also indicates that dividend yield, such as the strategy used in the Enhanced Dividend Fund, has typically performed well during the third year of recovery from hallmark bear market bottoms.  OSAM believes that the third year of this current bear market recovery will begin in 2011.  We believe the All Cap Core Fund and Small/Mid Cap Growth Fund are well positioned for this market environment in 2011.  While OSAM does not have data for the MSCI All Country World Index (the Enhanced Dividend Fund’s benchmark) going as far back as the S&P 500® Index, given the MSCI All Country World Index’s later inception, OSAM does believe similar trends of recovery and potential positive performance to be true within international markets, particularly markets where valuation and high yields are being rewarded.

OSAM also conducted research on the historical correlations between forward market performance and periods of economic concerns similar to those the firm hears prevalently mentioned in the current economic environment – low Gross Domestic Product growth, higher unemployment, increasing taxes and low consumer confidence.  OSAM has found little to no correlation between these items and the one-, three- and five-year forward returns of equities. In fact, if any relationship exists, it is contrarian. Historically, investing in times when economic indicators have been weak has boded well for the long-term equity investor.  Interestingly, of the four economic conditions mentioned above, the strongest correlation with forward returns of the market is a negative correlation with consumer confidence.  The research indicates that the five-year forward return for the market has been considerably higher coming out of the periods of lower consumer confidence than higher confidence.  OSAM believes this is because during times of economic stress, nervous investors take out their anxiety on the market, driving down the price of stocks below their intrinsic value, thus creating opportunities for those willing to withstand such emotion.  The consumer confidence rating for November 2010 was among the lowest readings on record going back to 1952, ranking in the most pessimistic of ten deciles.  Historically, the market has annualized at a five-year rate of 11.5% coming out of similar periods.  OSAM believes this bodes well for long-term investors.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

O'Shaughnessy Mutual Funds

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.  You cannot invest directly in an index.

Correlation is a measure of the interdependence of two random variables.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O'Shaughnessy Mutual Funds

Expense Example
at January 31, 2011 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/16/10 – 1/31/11).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core and Enhanced Dividend Funds, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core and Enhanced Dividend Funds, 0.99% for Class I shares of the All Cap Core and Enhanced Dividend Funds, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the advisory agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O'Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2011 (Unaudited)

All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/16/10	1/31/11	(8/16/10 - 1/31/11)
Class A Actual	$1,000.00	$1,201.60	$ 6.28
Class A Hypothetical	$1,000.00	$1,017.31	$ 5.76
(5% return before expenses)

Class C Actual	$1,000.00	$1,197.60	$10.06
Class C Hypothetical	$1,000.00	$1,013.85	$ 9.22
(5% return before expenses)

Class I Actual	$1,000.00	$1,203.80	$ 5.02
Class I Hypothetical	$1,000.00	$1,018.46	$ 4.60
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 168 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/16/10	1/31/11	(8/16/10 - 1/31/11)
Class A Actual	$1,000.00	$1,139.50	$6.11
Class A Hypothetical	$1,000.00	$1,017.31	$5.76
(5% return before expenses)

Class C Actual	$1,000.00	$1,136.90	$9.79
Class C Hypothetical	$1,000.00	$1,013.85	$9.22
(5% return before expenses)

Class I Actual	$1,000.00	$1,142.60	$4.88
Class I Hypothetical	$1,000.00	$1,018.46	$4.60
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 168 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/16/10	1/31/11	(8/16/10 - 1/31/11)
Class A Actual	$1,000.00	$1,281.90	$7.56
Class A Hypothetical	$1,000.00	$1,016.39	$6.68
(5% return before expenses)

Class I Actual	$1,000.00	$1,284.00	$6.26
Class I Hypothetical	$1,000.00	$1,017.54	$5.53
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 168 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O'Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
January 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

O'Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
January 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

O'Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
January 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

(This Page Intentionally Left Blank.)

O'Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS – 96.64%
	Aerospace & Defense – 4.41%
422	The Boeing Co.	$29,321
726	Hexcel Corp.*	13,809
1,568	Honeywell International, Inc.	87,824
3,484	Lockheed Martin Corp.	277,326
3,873	Raytheon Co.	193,611
243	United Technologies Corp.	19,756
		621,647
	Air Freight & Logistics – 0.14%
3,086	Pacer International, Inc.*	19,287

	Airlines – 1.21%
1,546	Delta Air Lines, Inc.*	18,042
1,949	United Continental Holdings, Inc.*	49,505
10,465	US Airways Group, Inc.*	103,813
		171,360
	Auto Components – 1.67%
1,618	American Axle & Manufacturing Holdings, Inc.*	23,137
3,356	Magna International, Inc.#	195,890
403	Tenneco, Inc.*	16,656
		235,683
	Automobiles – 0.43%
3,779	Ford Motor Co.*	60,275

	Beverages – 3.39%
4,152	The Coca Cola Co.	260,953
3,382	PepsiCo, Inc.	217,496
		478,449
	Biotechnology – 0.27%
453	Amgen, Inc.*	24,951
245	Celgene Corp.*	12,625
		37,576
	Capital Markets – 1.09%
936	Ameriprise Financial, Inc.	57,704
499	Franklin Resources, Inc.	60,204
1,382	Oppenheimer Holdings, Inc. – Class A	36,070
		153,978
	Chemicals – 3.14%
307	Agrium, Inc.#	27,136
3,912	E.I. du Pont de Nemours & Co.	198,260
4,392	Georgia Gulf Corp.*	116,959
325	Monsanto Co.	23,848
400	The Mosaic Co.	32,416
801	PolyOne Corp.*	10,533
385	Quaker Chemical Corp.	14,776

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals – 3.14% (Continued)
493	Westlake Chemical Corp.	$19,089
		443,017
	Commercial Banks – 0.30%
161	M&T Bank Corp.	13,922
443	Wells Fargo & Co.	14,362
575	Zions Bancorporation	13,558
		41,842
	Commercial Services & Supplies – 0.10%
278	Consolidated Graphics, Inc.*	13,914

	Communications Equipment – 1.65%
1,797	Acme Packet, Inc.*	96,643
885	F5 Networks, Inc.*	95,916
582	Finisar Corp.*	19,381
6,128	Powerwave Technologies, Inc.*	21,387
		233,327
	Computers & Peripherals – 3.39%
554	Apple, Inc.*	187,983
790	Hewlett-Packard Co.	36,095
1,537	NetApp, Inc.*	84,120
7,304	Quantum Corp.*	19,648
3,018	SanDisk Corp.*	136,927
968	Seagate Technology PLC*#	13,552
		478,325
	Construction & Engineering – 0.25%
1,552	Tutor Perini Corp.*	35,246

	Containers & Packaging – 0.25%
2,150	Boise, Inc.*	19,328
3,363	Graphic Packaging Holding Co.*	15,974
		35,302
	Diversified Consumer Services – 0.14%
150	Coinstar, Inc.*	6,208
325	Sotheby’s	13,098
		19,306
	Diversified Telecommunication Services – 5.41%
9,806	AT&T, Inc.	269,861
4,071	Cincinnati Bell, Inc.*	11,602
3,023	General Communication, Inc.*	36,609
5,245	IDT Corp.	120,792
9,083	Verizon Communications, Inc.	323,536
		762,400

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities – 0.39%
1,296	Pampa Energia S.A. – ADR	$22,771
1,040	PNM Resources, Inc.	13,551
538	Unisource Energy Corp.	19,266
		55,588
	Electronic Equipment, Instruments & Components – 2.10%
1,256	Newport Corp.*	22,043
6,417	Power-One, Inc.*	68,662
1,698	Sanmina-SCI Corp.*	25,521
1,827	SYNNEX Corp.*	61,004
1,711	Tech Data Corp.*	80,263
2,353	Vishay Intertechnology, Inc.*	38,825
		296,318
	Energy Equipment & Services – 1.18%
1,800	Complete Production Services, Inc.*	50,292
366	Halliburton Co.	16,470
629	National Oilwell Varco, Inc.	46,483
3,001	RPC, Inc.	52,758
		166,003
	Food & Staples Retailing – 3.07%
2,134	Ingles Markets, Inc. – Class A	41,336
1,477	The Pantry, Inc.*	24,622
2,153	Sysco Corp.	62,738
4,942	Wal-Mart Stores, Inc.	277,098
515	Whole Foods Market, Inc.	26,631
		432,425
	Food Products – 0.95%
7,780	Chiquita Brands International, Inc.*	119,968
443	Kraft Foods, Inc.	13,543
		133,511
	Gas Utilities – 0.89%
1,286	New Jersey Resources Corp.	53,961
440	Southwest Gas Corp.	16,386
1,530	WGL Holdings, Inc.	55,172
		125,519
	Health Care Equipment & Supplies – 0.86%
853	Baxter International, Inc.	41,362
447	Edwards Lifesciences Corp.*	37,678
675	Medtronic, Inc.	25,866
293	Stryker Corp.	16,865
		121,771
	Health Care Providers & Services – 1.85%
471	AmerisourceBergen Corp.	16,890
2,534	Kindred Healthcare, Inc.*	47,411
5,510	Owens & Minor, Inc.	162,710

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services – 1.85% (Continued)
537	Wellpoint, Inc.*	$33,358
		260,369
	Hotels, Restaurants & Leisure – 4.49%
69	Chipotle Mexican Grill, Inc.*	15,105
5,241	Las Vegas Sands Corp.*	243,654
343	Marriott International, Inc.	13,545
4,224	McDonald’s Corp.	311,182
322	Royal Caribbean Cruises Ltd.*#	14,458
588	Starwood Hotels & Resorts Worldwide, Inc.	34,674
		632,618
	Household Durables – 0.18%
589	Tempur-Pedic International, Inc.*	25,704

	Household Products – 1.86%
4,148	The Procter & Gamble Co.	261,863

	Insurance – 3.90%
19,021	CNO Financial Group, Inc.*	120,403
2,835	Genworth Financial, Inc.*	38,471
1,553	Protective Life Corp.	42,816
6,203	The Travelers Companies, Inc.	348,981
		550,671
	Internet & Catalog Retail – 2.30%
166	Amazon.com, Inc.*	28,160
508	Netflix, Inc.*	108,753
438	Priceline.com, Inc.*	187,692
		324,605
	Internet Software & Services – 1.30%
2,650	Akamai Technologies, Inc.*	128,048
36	Google, Inc. – Class A*	21,613
990	VeriSign, Inc.*	33,314
		182,975
	IT Services – 3.98%
5,784	Automatic Data Processing, Inc.	277,054
1,635	International Business Machines Corp.	264,870
271	Visa, Inc.	18,929
		560,853
	Leisure Equipment & Products – 0.06%
2,468	Eastman Kodak Co.*	9,033

	Machinery – 2.81%
362	Caterpillar, Inc.	35,118
750	CNH Global N.V.*#	36,322

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Machinery – 2.81% (Continued)
1,570	Cummins, Inc.	$166,232
141	Eaton Corp.	15,222
1,355	Illinois Tool Works, Inc.	72,479
172	Joy Global, Inc.	14,995
1,273	NN, Inc.*	16,689
531	Tata Motors Ltd. – ADR	12,882
2,343	Wabash National Corp.*	26,616
		396,555
	Media – 1.12%
1,168	CBS Corp.	23,161
1,264	DIRECTV*	53,581
7,188	The McClatchy Co.*	36,659
2,594	Sinclair Broadcast Group, Inc.*	22,749
720	Valassis Communications, Inc.*	21,845
		157,995
	Metals & Mining – 2.86%
1,089	Cliffs Natural Resources, Inc.	93,066
1,190	Freeport-McMoRan Copper & Gold, Inc.	129,412
2,165	Newmont Mining Corp.	119,227
2,826	Stillwater Mining Co.*	61,268
		402,973
	Multi-line Retail – 0.15%
677	The Bon-Ton Stores, Inc.*	7,508
264	Dollar Tree, Inc.*	13,353
		20,861
	Multi-Utilities – 0.13%
369	CH Energy Group, Inc.	17,937

	Oil, Gas & Consumable Fuels – 10.18%
637	Anadarko Petroleum Corp.	49,100
484	Apache Corp.	57,770
1,381	BP PLC – ADR	65,556
2,815	Chevron Corp.	267,228
329	Cimarex Energy Co.	34,259
1,815	ConocoPhillips	129,700
190	Devon Energy Corp.	16,851
2,161	Exxon Mobil Corp.	174,349
516	Occidental Petroleum Corp.	49,887
380	Peabody Energy Corp.	24,100
367	Pioneer Natural Resources Co.	34,924
5,485	Total S.A. – ADR	322,353
6,649	USEC, Inc.*	36,902
4,579	World Fuel Services Corp.	171,896
		1,434,875

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Paper & Forest Products – 0.57%
1,383	Louisiana-Pacific Corp.*	$13,885
7,713	Mercer International, Inc.*	65,946
		79,831
	Personal Products – 0.24%
424	The Estee Lauder Companies, Inc.	34,132

	Pharmaceuticals – 5.19%
5,729	Abbott Laboratories	258,722
3,944	Bristol-Myers Squibb Co.	99,310
3,800	Johnson & Johnson	227,126
933	The Medicines Co.*	14,629
7,258	Pfizer, Inc.	132,241
		732,028
	Professional Services – 0.27%
1,956	Kelly Services, Inc. – Class A*	38,484

	Semiconductors & Semiconductor Equipment – 7.42%
2,969	Altera Corp.	111,545
371	Analog Devices, Inc.	14,406
6,963	Atmel Corp.*	94,279
3,676	Cirrus Logic, Inc.*	77,306
361	Cree, Inc.*	18,227
142	First Solar, Inc.*	21,950
1,706	GT Solar International, Inc.*	18,843
15,531	Intel Corp.	333,295
1,268	KLA-Tencor Corp.	55,893
5,998	Lattice Semiconductor Corp.*	37,368
501	OmniVision Technologies, Inc.*	12,941
13,916	Silicon Image, Inc.*	95,464
2,903	Texas Instruments, Inc.	98,441
3,143	TriQuint Semiconductor, Inc.*	41,362
459	Xilinx, Inc.	14,780
		1,046,100
	Software – 3.65%
1,169	Citrix Systems, Inc.*	73,857
494	Informatica Corp.*	22,922
877	Intuit, Inc.*	41,158
6,324	Microsoft Corp.	175,333
2,744	Oracle Corp.	87,890
860	Red Hat, Inc.*	35,535
152	Salesforce.com, Inc.*	19,629
2,670	TIBCO Software, Inc.*	58,687
		515,011

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 3.33%
3,969	Asbury Automotive Group, Inc.*	$73,069
1,068	Brown Shoe Co., Inc.	13,532
402	DSW, Inc.*	13,383
6,329	Home Depot, Inc.	232,717
493	Limited Brands, Inc.	14,415
7,560	Pier 1 Imports, Inc.*	70,837
4,212	Sonic Automotive, Inc. – Class A	52,439
		470,392
	Textiles, Apparel & Luxury Goods – 0.98%
483	Coach, Inc.	26,125
3,851	Crocs, Inc.*	63,118
496	Fossil, Inc.*	35,241
202	Lululemon Athletica, Inc.*	13,873
		138,357
	Tobacco – 0.53%
1,318	Philip Morris International, Inc.	75,442

	Trading Companies & Distributors – 0.20%
1,043	United Rentals, Inc.*	27,796

	Wireless Telecommunication Services – 0.41%
2,121	MetroPCS Communications, Inc.*	27,425
396	NII Holdings, Inc.*	16,624
277	United States Cellular Corp.*	13,501
		57,550
	Total Common Stocks (Cost $12,816,225)	13,627,079

	PREFERRED STOCKS – 0.13%
	Diversified Telecommunication Services – 0.13%
565	Nortel Inversora S.A. – ADR* (Cost $15,738)	18,187

	SHORT-TERM INVESTMENTS – 6.11%
860,770	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.04%† (Cost $860,770)	860,770
	Total Investments in Securities (Cost $13,692,733) – 102.88%	14,506,036
	Liabilities in Excess of Other Assets – (2.88)%	(405,787)
	Net Assets – 100.00%	$14,100,249

*Non-income producing security.
#U.S. traded security of a foreign issuer.
†Rate shown is the 7-day yield as of January 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS – 88.99%
	Aerospace & Defense – 4.63%
6,000	BAE Systems PLC – ADR	$131,220
642	Lockheed Martin Corp.	51,103
243	Northrop Grumman Corp.	16,840
589	Raytheon Co.	29,444
		228,607
	Chemicals – 0.81%
402	BASF SE – ADR	31,075
180	E.I. du Pont de Nemours & Co.	9,122
		40,197
	Commercial Banks – 0.11%
103	Royal Bank of Canada#	5,531

	Commercial Services & Supplies – 1.35%
1,758	Waste Management, Inc.	66,575

	Communications Equipment – 1.03%
4,740	Nokia Corp. – ADR	50,718

	Construction Materials – 2.32%
3,887	CRH PLC – ADR	84,775
1,991	Lafarge Coppee S.A. – ADR	29,666
		114,441
	Diversified Telecommunication Services – 19.69%
3,551	AT&T, Inc.	97,724
3,787	BCE, Inc.#	137,582
1,395	BT Group PLC – ADR	39,478
4,578	Deutsche Telekom AG – ADR	60,979
3,425	France Telecom S.A. – ADR	75,179
518	KT Corp. – ADR	10,194
5,308	Portugal Telecom, SGPS, S.A. – ADR	61,891
1,328	Telecom Italia S.p.A. – ADR	18,871
2,309	Telefonica S.A. – ADR	58,025
4,663	Telefonos de Mexico SAB de CV (Telmex) – ADR	80,717
5,736	Telstra Corp., Ltd. – ADR	80,419
2,252	TELUS Corp.#	106,992
4,046	Verizon Communications, Inc.	144,118
		972,169
	Food & Staples Retailing – 1.30%
2,319	Koninklijke Ahold N.V. – ADR	31,469
1,126	Sysco Corp.	32,811
		64,280
	Food Products – 2.14%
129	Campbell Soup Co.	4,404
2,749	ConAgra Foods, Inc.	61,385

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 2.14% (Continued)
2,363	Sara Lee Corp.	$40,100
		105,889
	Household Products – 0.56%
425	Kimberly-Clark Corp.	27,510

	Insurance – 4.84%
5,179	Allianz SE – ADR	72,299
5,466	Aviva PLC – ADR	79,202
1,939	AXA S.A. – ADR	41,185
1,084	Marsh & McLennan Companies, Inc.	30,222
732	Prudential PLC – ADR	15,855
		238,763
	IT Services – 0.16%
165	Automatic Data Processing, Inc.	7,904

	Media – 1.15%
453	Thomson Reuters Corp.#	18,125
569	Time Warner Cable, Inc.	38,595
		56,720
	Multi-line Retail – 0.36%
554	J.C. Penney Co., Inc.	17,767

	Oil, Gas & Consumable Fuels – 19.26%
817	Chevron Corp.	77,558
206	China Petroleum & Chemical Corp. – ADR	22,705
73	CNOOC Ltd. – ADR	16,254
1,325	ConocoPhillips	94,685
219	Encana Corp.#	7,067
2,856	ENI S.p.A. – ADR	135,660
819	Marathon Oil Corp.	37,428
280	PetroChina Co., Ltd. – ADR	38,996
4,595	Repsol YPF, S.A. – ADR	145,845
1,674	Royal Dutch Shell PLC – ADR	118,837
771	Sasol Ltd. – ADR	37,648
3,097	Statoil ASA – ADR	75,629
2,427	Total S.A. – ADR	142,635
		950,947
	Paper & Forest Products – 0.24%
561	Stora Enso Oyj – ADR	6,687
287	Svenska Cellulosa AB (SCA) – ADR	5,026
		11,713
	Pharmaceuticals – 11.46%
209	Abbott Laboratories	9,438
2,250	AstraZeneca PLC – ADR	110,025

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals – 11.46% (Continued)
489	Bayer AG – ADR	$36,176
4,225	Bristol-Myers Squibb Co.	106,386
3,737	Eli Lilly & Co.	129,936
1,401	GlaxoSmithKline PLC – ADR	50,898
218	Johnson & Johnson	13,030
6,032	Pfizer, Inc.	109,903
		565,792
	Semiconductors & Semiconductor Equipment – 2.74%
1,891	Intel Corp.	40,581
979	STMicroelectronics N.V. – ADR	11,866
6,332	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	82,759
		135,206
	Software – 0.61%
882	Nintendo Co., Ltd. – ADR	30,076

	Specialty Retail – 0.60%
801	Home Depot, Inc.	29,453

	Tobacco – 3.81%
2,649	Altria Group, Inc.	62,278
209	British American Tobacco PLC – ADR	15,491
3,471	Reynolds American, Inc.	110,413
		188,182
	Wireless Telecommunication Services – 9.82%
1,032	China Mobile Ltd. – ADR	50,713
4,688	Mobile TeleSystems – ADR	89,587
3,377	NTT DOCOMO, Inc. – ADR	60,617
1,869	Rogers Communications, Inc. – Class B#	65,265
3,606	SK Telecom Co., Ltd. – ADR	62,384
5,517	Vodafone Group PLC – ADR	156,462
		485,028
	Total Common Stocks (Cost $4,078,105)	4,393,468

	PREFERRED STOCKS – 4.26%
	Diversified Telecommunication Services – 2.71%
3,071	Tele Norte Leste Participacoes S.A. – ADR	48,583
3,497	Telecomunicacoes de Sao Paulo S.A. – ADR	85,082
		133,665
	Wireless Telecommunication Services – 1.55%
2,247	Vivo Participacoes S.A. – ADR	76,488
	Total Preferred Stocks (Cost $191,897)	210,153

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 5.60%
276,620	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.04%† (Cost $276,620)	$276,620
	Total Investments in Securities (Cost $4,546,622) – 98.85%	4,880,241
	Other Assets in Excess of Liabilities – 1.15%	56,856
	Net Assets – 100.00%	$4,937,097

#U.S. traded security of a foreign issuer.
†Rate shown is the 7-day yield as of January 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation

Country	% of Net Assets
United States	37.1%
United Kingdom	12.1%
Canada	6.9%
France	5.8%
Brazil	4.3%
Spain	4.1%
Germany	4.1%
Netherlands	3.3%
Italy	3.1%
Japan	1.8%
Russian Federation	1.8%
Ireland	1.7%
Taiwan, Province of China	1.7%
Mexico	1.6%
Australia	1.6%
Norway	1.5%
Republic of Korea	1.5%
Hong Kong	1.4%
Portugal	1.3%
China	1.2%
Finland	1.2%
South Africa	0.8%
Sweden	0.1%
100.00%

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.18%
	Aerospace & Defense – 0.40%
485	Hexcel Corp.*	$9,225
87	Triumph Group, Inc.	8,354
		17,579
	Airlines – 2.31%
544	AMR Corp.*	3,835
553	Delta Air Lines, Inc.*	6,454
4,678	JetBlue Airways Corp.*	28,068
661	United Continental Holdings, Inc.*	16,789
4,611	US Airways Group, Inc.*	45,741
		100,887
	Auto Components – 7.26%
2,173	American Axle & Manufacturing Holdings, Inc.*	31,074
199	Autoliv, Inc.	15,283
731	BorgWarner, Inc.*	49,270
390	Gentex Corp.	12,507
542	Magna International, Inc.#	31,637
746	Modine Manufacturing Co.*	12,309
1,603	Standard Motor Products, Inc.	19,412
2,083	Tenneco, Inc.*	86,090
998	TRW Automotive Holdings Corp.*	59,541
		317,123
	Automobiles – 0.36%
984	Ford Motor Co.*	15,695

	Beverages – 0.12%
625	Cott Corp.*#	5,025

	Biotechnology – 0.22%
139	United Therapeutics Corp.*	9,449

	Building Products – 0.42%
543	Owens Corning, Inc.*	18,174

	Capital Markets – 0.32%
977	American Capital Ltd.*	7,982
726	BGC Partners, Inc.	5,881
		13,863
	Chemicals – 2.34%
2,023	Ferro Corp.*	31,195
148	Potash Corporation of Saskatchewan, Inc.#	26,311
603	Quaker Chemical Corp.	23,143
554	Westlake Chemical Corp.	21,451
		102,100

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks – 0.71%
320	City National Corp.	$18,493
1,754	Huntington Bancshares, Inc.	12,699
		31,192
	Commercial Services & Supplies – 1.56%
492	Acco Brands Corp.*	4,039
299	Consolidated Graphics, Inc.*	14,965
879	Deluxe Corp.	21,492
1,713	Interface, Inc.	27,836
		68,332
	Communications Equipment – 3.26%
375	Acme Packet, Inc.*	20,168
180	ADTRAN, Inc.	7,404
177	Blue Coat Systems, Inc.*	5,099
295	F5 Networks, Inc.*	31,972
384	Finisar Corp.*	12,787
567	Infinera Corp.*	4,159
275	InterDigital, Inc.	13,241
576	JDS Uniphase Corp.*	9,775
7,878	Powerwave Technologies, Inc.*	27,494
1,215	Seachange International, Inc.*	10,060
		142,159
	Computers & Peripherals – 0.65%
209	Lexmark International, Inc.*	7,281
4,553	Quantum Corp.*	12,248
197	SanDisk Corp.*	8,938
		28,467
	Construction & Engineering – 0.17%
276	Insituform Technologies, Inc.*	7,593

	Diversified Consumer Services – 1.77%
975	Coinstar, Inc.*	40,355
921	Sotheby’s	37,117
		77,472
	Diversified Financial Services – 0.16%
1,444	Citigroup, Inc.*	6,960

	Diversified Telecommunication Services – 1.90%
375	Alaska Communications Systems Group, Inc.	3,450
1,779	General Communication, Inc.*	21,544
534	tw telecom, Inc.*	9,158
14,941	Vonage Holdings Corp.*	49,007
		83,159

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment – 0.20%
320	American Superconductor Corp.*	$8,726

	Electronic Equipment, Instruments & Components – 5.62%
882	Agilysys, Inc.*	5,054
330	Cognex Corp.	10,342
128	Coherent, Inc.*	6,854
703	Daktronics, Inc.	10,735
214	Jabil Circuit, Inc.	4,325
395	Newport Corp.*	6,932
357	Orbotech Ltd.*#	5,073
729	OSI Systems, Inc.*	27,695
8,177	Power-One, Inc.*	87,494
1,938	Sanmina-SCI Corp.*	29,128
3,131	Vishay Intertechnology, Inc.*	51,662
		245,294
	Energy Equipment & Services – 3.06%
1,457	Complete Production Services, Inc.*	40,709
122	Core Laboratories N.V.#	11,134
1,363	ION Geophysical Corp.*	12,962
3,911	RPC, Inc.	68,755
		133,560
	Food & Staples Retailing – 0.26%
668	The Pantry, Inc.*	11,136

	Food Products – 0.70%
118	Bunge Ltd.#	8,032
453	Green Mountain Coffee Roasters, Inc.*	15,212
393	Zhongpin, Inc.*#	7,428
		30,672
	Health Care Equipment & Supplies – 1.36%
343	Align Technology, Inc.*	7,145
1,221	Cyberonics, Inc.*	39,988
464	Volcano Corp.*	12,184
		59,317
	Health Care Providers & Services – 0.31%
643	Health Management Associates, Inc.*	5,851
130	Humana, Inc.*	7,536
		13,387
	Hotels, Restaurants & Leisure – 6.79%
11	Biglari Holdings, Inc.*	4,730
171	Chipotle Mexican Grill, Inc.*	37,435
874	DineEquity, Inc.*	45,081
6,621	Krispy Kreme Doughnuts, Inc.*	43,368
2,239	Las Vegas Sands Corp.*	104,091

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 6.79% (Continued)
655	Royal Caribbean Cruises Ltd.*#	$29,410
163	Wyndham Worldwide Corp.	4,585
240	Wynn Resorts Ltd.	27,919
		296,619
	Household Durables – 1.29%
176	Blyth, Inc.	5,917
1,648	Hovnanian Enterprises, Inc.*	7,284
1,375	La-Z-Boy, Inc.*	11,440
729	Tempur-Pedic International, Inc.*	31,814
		56,455
	Insurance – 0.84%
1,070	Genworth Financial, Inc.*	14,520
1,829	Old Republic International Corp.	22,369
		36,889
	Internet & Catalog Retail – 4.18%
457	Netflix, Inc.*	97,835
865	Overstock.com, Inc.*	12,906
168	Priceline.com, Inc.*	71,991
		182,732
	Internet Software & Services – 2.22%
727	Akamai Technologies, Inc.*	35,129
976	Monster Worldwide, Inc.*	16,250
272	Sohu.com, Inc.*	21,102
472	WebMD Health Corp.*	24,676
		97,157
	IT Services – 1.07%
723	Gartner, Inc.*	25,609
1,344	Sapient Corp.	16,061
180	Unisys Corp.*	5,099
		46,769
	Leisure Equipment & Products – 0.58%
764	Eastman Kodak Co.*	2,796
1,164	Leapfrog Enterprises, Inc.*	4,493
236	Polaris Industries, Inc.	18,153
		25,442
	Life Sciences Tools & Services – 0.24%
661	eResearchTechnology, Inc.*	4,250
267	PAREXEL International Corp.*	6,197
		10,447
	Machinery – 7.54%
445	AGCO Corp.*	22,562
1,862	ArvinMeritor, Inc.*	40,703
65	Caterpillar, Inc.	6,306

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Machinery – 7.54% (Continued)
752	CNH Global N.V.*#	$36,419
339	Cummins, Inc.	35,893
269	Joy Global, Inc.	23,451
604	Kadant, Inc.*	12,781
534	Kennametal, Inc.	21,680
358	Lindsay Corp.	23,299
664	Tata Motors Ltd. – ADR	16,109
196	Tennant Co.	7,907
1,059	Timken Co.	49,794
1,141	Titan International, Inc.	21,679
933	Wabash National Corp.*	10,599
		329,182
	Media – 3.83%
235	Arbitron, Inc.	9,797
2,000	Belo Corp.*	13,480
652	Cablevision Systems Corp.	22,070
245	Cinemark Holdings, Inc.	4,153
119	DIRECTV*	5,044
930	Gannett Co., Inc.	13,708
1,581	Knology, Inc.*	23,130
1,499	The McClatchy Co.*	7,645
4,432	Sinclair Broadcast Group, Inc.	38,869
961	Valassis Communications, Inc.*	29,157
		167,053
	Metals & Mining – 3.93%
170	Allegheny Technologies, Inc.	11,082
133	AngloGold Ashanti Ltd. – ADR	5,724
562	Brush Engineered Materials, Inc.*	19,659
265	Cliffs Natural Resources, Inc.	22,647
93	Freeport-McMoRan Copper & Gold, Inc.	10,114
567	Pan American Silver Corp.#	18,603
692	Southern Copper Corp.	31,015
1,520	Stillwater Mining Co.*	32,954
732	Titanium Metals Corp.*	13,798
310	Worthington Industries, Inc.	5,890
		171,486
	Multi-line Retail – 0.40%
320	Dillard’s, Inc.	12,710
98	Dollar Tree, Inc.*	4,957
		17,667
	Oil, Gas & Consumable Fuels – 1.67%
324	Arch Coal, Inc.	11,097
217	Cimarex Energy Co.	22,596
357	Clean Energy Fuels Corp.*	4,238
249	Holly Corp.	12,218

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
533	Sunoco, Inc.	$22,626
		72,775
	Personal Products – 0.73%
489	Herbalife Ltd.#	31,946

	Pharmaceuticals – 0.95%
140	Endo Pharmaceuticals Holdings, Inc.*	4,651
2,341	The Medicines Co.*	36,707
		41,358
	Professional Services – 0.55%
369	Manpower, Inc.	23,826

	Road & Rail – 0.09%
287	Avis Budget Group, Inc.*	3,972

	Semiconductors & Semiconductor Equipment – 10.70%
1,671	ANADIGICS, Inc.*	11,413
1,755	Applied Micro Circuits Corp.*	17,269
3,798	Atmel Corp.*	51,425
192	Broadcom Corp.	8,657
3,305	Cirrus Logic, Inc.*	69,504
178	Cree, Inc.*	8,987
722	Fairchild Semiconductor International, Inc.*	12,852
97	First Solar, Inc.*	14,994
1,012	GT Solar International, Inc.*	11,178
710	KLA-Tencor Corp.	31,297
341	Lam Research Corp.*	17,013
6,749	Lattice Semiconductor Corp.*	42,046
962	Micron Technology, Inc.*	10,139
254	Novellus Systems, Inc.*	9,162
1,876	OmniVision Technologies, Inc.*	48,457
4,461	Silicon Image, Inc.*	30,602
1,214	Teradyne, Inc.*	20,250
1,983	TriQuint Semiconductor, Inc.*	26,096
596	Veeco Instruments, Inc.*	25,783
		467,124
	Software – 1.79%
379	Informatica Corp.*	17,585
397	Intuit, Inc.*	18,631
626	Mentor Graphics Corp.*	7,972
40	Salesforce.com, Inc.*	5,166
1,308	TIBCO Software, Inc.*	28,750
		78,104

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 4.42%
339	Advance Auto Parts, Inc.	$21,676
354	Aeropostale, Inc.*	8,538
417	AnnTaylor Stores Corp.*	9,224
870	Brown Shoe Co., Inc.	11,023
109	DSW, Inc.*	3,629
478	The Finish Line, Inc.	7,356
345	Limited Brands, Inc.	10,088
434	OfficeMax, Inc.*	6,974
4,529	Pier 1 Imports, Inc.*	42,437
1,539	Sally Beauty Holdings, Inc.*	20,253
694	Ulta Salon Cosmetics & Fragrance, Inc.*	25,706
1,129	Zumiez, Inc.*	26,215
		193,119
	Textiles, Apparel & Luxury Goods – 5.15%
3,892	Crocs, Inc.*	63,790
506	Deckers Outdoor Corp.*	37,135
317	Fossil, Inc.*	22,523
602	Lululemon Athletica, Inc.*	41,345
6,759	Quiksilver, Inc.*	30,213
883	Skechers U.S.A., Inc.*	18,163
197	Under Armour, Inc.*	11,793
		224,962
	Thrifts & Mortgage Finance – 0.20%
604	Provident Financial Services, Inc.	8,849

	Trading Companies & Distributors – 1.57%
2,565	United Rentals, Inc.*	68,357

	Wireless Telecommunication Services – 1.01%
3,418	MetroPCS Communications, Inc.*	44,195
	Total Common Stocks (Cost $3,715,667)	4,243,806

	SHORT-TERM INVESTMENTS – 1.27%
55,268	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.04%† (Cost $55,268)	55,268
	Total Investments in Securities (Cost $3,770,935) – 98.45%	4,299,074
	Other Assets in Excess of Liabilities – 1.55%	67,996
	Net Assets – 100.00%	$4,367,070

*Non-income producing security.
#U.S. traded security of a foreign issuer.
†Rate shown is the 7-day yield as of January 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2011 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $13,692,733,
$4,546,622, and $3,770,935, respectively)	$14,506,036	$4,880,241	$4,299,074
Receivables:
Fund shares issued	215,783	19,133	39,052
Dividends and interest	15,843	8,191	308
Due from Advisor (Note 4)	24,713	33,156	27,000
Prepaid expenses	54,829	30,964	29,585
Total assets	14,817,204	4,971,685	4,395,019
LIABILITIES
Payables:
Securities purchased	680,242	—	—
Administration fees	4,095	4,095	3,383
Audit fees	7,878	7,878	7,878
Transfer agent fees and expenses	5,801	5,831	3,935
Legal fees	3,085	3,085	3,085
Fund accounting fees	7,956	8,509	5,204
Shareholder reporting	1,442	1,442	1,442
Chief Compliance Officer fee	1,357	1,357	1,357
Distribution fees	433	827	196
Shareholder servicing fees	4,666	1,564	1,469
Total liabilities	716,955	34,588	27,949
NET ASSETS	$14,100,249	$4,937,097	$4,367,070
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$376,360	$467,157	$1,289,365
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	31,442	41,298	101,611
Net asset value and redemption price per share	$11.97	$11.31	$12.69
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$12.63	$11.94	$13.39
Class C Shares
Net assets applicable to shares outstanding	$254,144	$733,559	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	21,305	64,976	—
Net asset value and offering price per share (Note 1)	$11.93	$11.29	—
Class I Shares
Net assets applicable to shares outstanding	$13,469,745	$3,736,381	$3,077,705
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,123,738	329,539	242,231
Net asset value, offering and
redemption price per share	$11.99	$11.34	$12.71
COMPONENTS OF NET ASSETS
Paid-in capital	$13,251,889	$4,603,028	$3,782,636
Undistributed net investment income/(loss)	5,702	5,922	(7,603)
Accumulated net realized gain/(loss) on investments	29,355	(5,472)	63,898
Net unrealized appreciation of investments	813,303	333,619	528,139
Net assets	$14,100,249	$4,937,097	$4,367,070

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Mutual Funds

Statements of Operations
For the Period August 16, 2010* through January 31, 2011 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of
$972, $3,634, and $15, respectively)	$52,770	$39,606	$7,803
Interest	96	31	29
Total income	52,866	39,637	7,832
Expenses
Registration fees	20,669	20,669	15,151
Fund accounting fees (Note 4)	20,058	19,342	17,353
Transfer agent fees and expenses (Note 4)	19,516	19,514	14,044
Administration fees (Note 4)	18,658	18,658	15,131
Advisory fees (Note 4)	15,860	7,751	7,683
Audit fees	7,878	7,878	7,878
Shareholder servicing fees – Class A (Note 6)	156	125	196
Shareholder servicing fees – Class C (Note 6)	76	176	—
Shareholder servicing fees – Class I (Note 6)	6,977	2,681	3,006
Custody fees (Note 4)	5,287	5,039	6,384
Legal fees	3,816	3,816	3,816
Chief Compliance Officer fee (Note 4)	3,686	3,686	3,686
Trustee fees	1,803	1,803	1,803
Miscellaneous expense	1,442	1,442	1,202
Reports to shareholders	1,442	1,442	1,442
Distribution fees – Class A (Note 5)	156	125	196
Distribution fees – Class C (Note 5)	302	702	—
Total expenses	127,782	114,849	98,971
Less: advisory fee waiver and expense
reimbursement (Note 4)	(98,777)	(102,217)	(83,536)
Net expenses	29,005	12,632	15,435
Net investment income/(loss)	23,861	27,005	(7,603)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	42,148	(5,213)	94,244
Net change in unrealized appreciation on investments	813,303	333,619	528,139
Net realized and unrealized gain on investments	855,451	328,406	622,383
Net increase in net assets
resulting from operations	$879,312	$355,411	$614,780

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Mutual Funds

Statements of Changes in Net Assets

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
	August 16,	August 16,	August 16,
	2010*	2010*	2010*
	through	through	through
	January 31,	January 31,	January 31,
	2011	2011	2011
	(Unaudited)	(Unaudited)	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$23,861	$27,005	$(7,603)
Net realized gain/(loss) on investments	42,148	(5,213)	94,244
Net change in unrealized appreciation on investments	813,303	333,619	528,139
Net increase in net assets
resulting from operations	879,312	355,411	614,780

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(368)	(878)	—
Class C Shares	(215)	(1,224)	—
Class I Shares	(17,576)	(18,981)	—
From net realized gain on investments
Class A Shares	(281)	(11)	(295)
Class C Shares	(167)	(16)	—
Class I Shares	(12,345)	(232)	(30,051)
Total distributions to shareholders	(30,952)	(21,342)	(30,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	13,251,889	4,603,028	3,782,636
Total increase in net assets	14,100,249	4,937,097	4,367,070

NET ASSETS
Beginning of period	—	—	—
End of period	$14,100,249	$4,937,097	$4,367,070
Includes undistributed net investment income/(loss) of	$5,702	$5,922	$(7,603)

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Mutual Funds

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
	August 16,	August 16,	August 16,
	2010*	2010*	2010*
	through	through	through
	January 31,	January 31,	January 31,
	2011	2011	2011
	(Unaudited)	(Unaudited)	(Unaudited)
Class A Shares
Net proceeds from shares sold	$359,869	$450,870	$1,318,401
Distributions reinvested	649	889	294
Payment for shares redeemed	—	(229)	(5,645)
Net increase in net assets
from capital share transactions	$360,518	$451,530	$1,313,050

Class C Shares
Net proceeds from shares sold	$247,834	$716,679	—
Distributions reinvested	382	1,240	—
Net increase in net assets
from capital share transactions	$248,216	$717,919	—

Class I Shares
Net proceeds from shares sold	$12,618,037	$3,418,758	$2,446,499
Distributions reinvested	27,397	14,831	23,142
Payment for shares redeemed	(2,279)	(10)	(55)
Net increase in net assets
from capital share transactions	$12,643,155	$3,433,579	$2,469,586

Class A Shares
Shares sold	31,386	41,235	102,020
Shares issued on reinvestment of distributions	56	83	24
Shares redeemed	—	(20)	(433)
Net increase in shares outstanding	31,442	41,298	101,611

Class C Shares
Shares sold	21,272	64,860	—
Shares issued on reinvestment of distributions	33	116	—
Net increase in shares outstanding	21,305	64,976	—

Class I Shares
Shares sold	1,121,582	328,155	240,395
Shares issued on reinvestment of distributions	2,352	1,385	1,841
Shares redeemed	(196)	(1)	(5)
Net increase in shares outstanding	1,123,738	329,539	242,231
	1,176,485	435,813	343,842

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class C Shares		Class I Shares
	August 16, 2010*		August 16, 2010*		August 16, 2010*
	to		to		to
	January 31, 2011		January 31, 2011		January 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income/(loss)	0.03	†	(0.02	)†	0.04	†
Net realized and unrealized gain on investments	1.99		1.99		2.00
Total from investment operations	2.02		1.97		2.04

Less distributions:
From net investment income	(0.03)		(0.02)		(0.03)
From net realized gain on investments	(0.02)		(0.02)		(0.02)
Total distributions	(0.05)		(0.04)		(0.05)

Net asset value, end of period	$11.97		$11.93		$11.99

Total return	20.16	%++	19.76	%++	20.38	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$376		$254		$13,470

Ratio of expenses to average net assets:
Before expense reimbursement	3.44	%+	3.96	%+	4.46	%+
After expense reimbursement	1.24	%+	1.99	%+	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.70	)%+	(2.31	)%+	(2.62	)%+
After expense reimbursement	0.50	%+	(0.34	)%+	0.85	%+

Portfolio turnover rate	20.71	%++	20.71	%++	20.71	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class C Shares		Class I Shares
	August 16, 2010*		August 16, 2010*		August 16, 2010*
	to		to		to
	January 31, 2011		January 31, 2011		January 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.08	†	0.03	†	0.12	†
Net realized and unrealized gain on investments	1.31		1.33		1.30
Total from investment operations	1.39		1.36		1.42

Less distributions:
From net investment income	(0.08)		(0.07)		(0.08)
From net realized gain on investments	(0.00	)^	(0.00	)^	(0.00	)^
Total distributions	(0.08)		(0.07)		(0.08)

Net asset value, end of period	$11.31		$11.29		$11.34

Total return	13.95	%++	13.69	%++	14.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$467		$734		$3,736

Ratio of expenses to average net assets:
Before expense reimbursement	7.33	%+	8.26	%+	9.83	%+
After expense reimbursement	1.24	%+	1.99	%+	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(4.44	)%+	(5.70	)%+	(6.44	)%+
After expense reimbursement	1.65	%+	0.57	%+	2.40	%+

Portfolio turnover rate	23.16	%++	23.16	%++	23.16	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
^	Amount is less than $0.01.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class I Shares
	August 16, 2010*		August 16, 2010*
	to		to
	January 31, 2011		January 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment loss	(0.08	)†	(0.03	)†
Net realized and unrealized gain on investments	2.90		2.87
Total from investment operations	2.82		2.84

Less distributions:
From net realized gain on investments	(0.13)		(0.13)

Net asset value, end of period	$12.69		$12.71

Total return	28.19	%++	28.40	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,289		$3,078

Ratio of expenses to average net assets:
Before expense reimbursement	6.19	%+	7.83	%+
After expense reimbursement	1.44	%+	1.19	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(6.03	)%+	(7.19	)%+
After expense reimbursement	(1.28	)%+	(0.55	)%+

Portfolio turnover rate	56.76	%++	56.76	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O'Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares.  The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares.  Class A shares are subject to a maximum sales load of 5.25%, which decreases depending on the amount invested.  U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on shares redeemed within twelve months of purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    Security Valuation:  All investments in securities are recorded at their fair value, as described in note 3.

B.    Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.    Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.    Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.     Redemption Fee:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the period ending January 31, 2011, the Funds retained no redemption fees.

F.     Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.    Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended January 31, 2011, the Funds did not hold any derivative instruments.

H.    Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of January 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign Securities: Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2011:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,094,831	$—	$—	$2,094,831
Consumer Staples	1,415,821	—	—	1,415,821
Energy	1,600,877	—	—	1,600,877
Financials	746,492	—	—	746,492
Health Care	1,151,744	—	—	1,151,744
Industrials	1,324,289	—	—	1,324,289
Information Technology	3,312,906	—	—	3,312,906
Materials	961,125	—	—	961,125
Telecommunication Services	838,138	—	—	838,138
Utilities	199,043	—	—	199,043
Total Common Stocks	13,645,266	—	—	13,645,266
Short-Term Investments	860,770	—	—	860,770
Total Investments in Securities	$14,506,036	$—	$—	$14,506,036

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$103,939	$—	$—	$103,939
Consumer Staples	385,862	—	—	385,862
Energy	950,947	—	—	950,947
Financials	244,294	—	—	244,294
Health Care	565,792	—	—	565,792
Industrials	295,182	—	—	295,182
Information Technology	223,903	—	—	223,903
Materials	166,351	—	—	166,351
Telecommunication Services	1,606,372	60,979	—	1,667,351
Total Common Stocks	4,542,642	60,979	—	4,603,621
Short-Term Investments	276,620	—	—	276,620
Total Investments in Securities	$4,819,262	$60,979	$—	$4,880,241

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,574,338	$—	$—	$1,574,338
Consumer Staples	78,779	—	—	78,779
Energy	206,335	—	—	206,335
Financials	97,752	—	—	97,752
Health Care	133,959	—	—	133,959
Industrials	646,629	—	—	646,629
Information Technology	1,105,074	—	—	1,105,074
Materials	273,587	—	—	273,587
Telecommunication Services	127,353	—	—	127,353
Total Common Stocks	4,243,806	—	—	4,243,806
Short-Term Investments	55,268	—	—	55,268
Total Investments in Securities	$4,299,074	$—	$—	$4,299,074

See the Funds’ Schedule of Investments for additional detail.  Transfers between levels are recognized at the end of the reporting period.  During the period ending January 31, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended January 31, 2011.

New Accounting Pronouncement:  On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is in for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended January 31, 2011, O’Shaughnessy Asset Management (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60% respectively, based upon the average daily net assets of each Fund.  For the period ended January 31, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $15,860, $7,751, and $7,683 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%

	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended January 31, 2011, the Advisor reduced its fees in the amount of $98,777, $102,217, and $83,526 for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	Total
All Cap Core Fund	$98,777	$98,777
Enhanced Dividend Fund	102,217	102,217
Small/Mid Cap Growth Fund	83,526	83,526

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the Fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For the period ended January 31, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$18,658	$18,658	$15,131
Fund Accounting	20,058	19,342	17,354
Transfer Agency (excludes out-of-pocket expenses)	19,516	19,514	14,044
Custody	5,287	5,039	6,384
Chief Compliance Officer	3,686	3,686	3,686

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended January 31, 2011, the Funds paid the Distributor as follows:

All Cap Core Fund	Amount
Class A Shares	$156
Class C Shares	302

Enhanced Dividend Fund	Amount
Class A Shares	$125
Class C Shares	702

Small/Mid Cap Growth Fund	Amount
Class A Shares	$196

NOTE 6 – SHAREHOLDER SERVICING FEES

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended January 31, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred, under the Agreement, shareholder servicing fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$156	$76	$6,977
Enhanced Dividend Fund	125	176	2,681
Small/Mid Cap Growth Fund	196	—	3,006

O'Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2011 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$13,946,739	$1,156,294
Enhanced Dividend Fund	4,841,552	566,279
Small/Mid Cap Growth Fund	4,181,461	1,360,038

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2011 was as follows:

Ordinary Income
All Cap Core Fund	$30,952
Enhanced Dividend Fund	21,252
Small/Mid Cap Growth Fund	30,346

O'Shaughnessy Mutual Funds

Notice to Shareholders
January 31, 2011 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

O'Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  4/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/5/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  4/5/11

* Print the name and title of each signing officer under his or her signature